Major Events in the Period and Events After the Period	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Major Events In The Period And Events After The Period [Abstract]
Major Events in the Period and Events After the Period	Renegotiation of the convertible bond debt (OCEANEs)
OCEANEs partial buyback and amendments of terms
In January 2021, the Company announced the success of the partial buyback operation and amendment of terms of the 6,081,081 Convertible and/or Exchangeable Bonds for New or Existing Shares ("OCEANEs") with an October 2022 maturity that it had issued within the scope of the €180 million convertible loan subscribed in October 2017. This renegotiation offer of the bond debt -approved by more than 98% of voting shareholders- allowed the Group to extend the maturity of the debt until October 16, 2025 and reduce its nominal amount in half. The conversion ratio changed from one OCEANE for one share to one OCEANE for 5.5 shares.
Reduction of the residual bond debt due to the share conversion of renegotiated OCEANEs
Following the implementation of the partial buyback operation and amendment of terms of the OCEANEs, some of the new OCEANEs were subject to a request for share conversion : respectively, 552,238, 483,330, 216,591 and 10,000 in January, February, March and August 2021.
Thus, the share capital of the Company reached €11,457,562.50, divided in 45,830,250 fully paid shares (amount before the capital increase subscribed by Ipsen in December 2021).
At the date of the approval of these consolidated Financial Statements :
•The Company has not received any new request for share conversion,
•The number of outstanding OCEANEs is 1,923,662,
•The residual bond debt amounts for €56,940, representing less than one third of the initial bond debt of €180,000.
Considering the aforementioned conversions and taking into consideration the capital increase subscribed by Ipsen in December 2021, the share capital of the Company reached a nominal amount of €12,453,872.25, divided in 49,815,489 fully paid shares, and the maximum dilution in case of conversion of all convertible bonds would be 18% (in % of share capital at December 31, 2021).
The fees related to this renegotiation (i.e. mainly, financial advising, counsel fees, shareholders and bondholders meeting costs) have been recognized as Reorganization and Restructuring Expenses in the consolidated Financial Statements for an amount of €745 in 2020 and €2,303 in 2021.
See note 12.1 "Breakdown of Convertible Loan"
COVID-19 and Financial Assistance
COVID-19
The unprecedented spread of COVID-19 – characterized as a pandemic by the World Health Organization on March 11, 2020 – is impacting the global health and business ecosystem, Genfit included.
We have been working with our contract research organizations (CRO), clinical trial sites and clinical investigators to review regularly our estimates for the execution of our programs taking into account the evolution of the pandemic and its impact on our activities.
Appropriate measures have been implemented, including virtual appointments, biological evaluations performed by local laboratories and delivery of the drug candidate to the patients’ homes, to ensure, when necessary, the safety of participants in our clinical trials under the current circumstances.
Following the implementation of the measures taken in collaboration with our CRO, we have been able to minimize the disruption on our Phase 3 ELATIVE clinical trial evaluating elafibranor in PBC, which recruited its first patient in September 2020. At the beginning of the trial, and taking into account the pandemic situation, we estimated that the recruitment period would span over 18 months, and we currently remain generally in line with that estimate. However, the rapid progression of the highly contagious Omicron variant has caused additional difficulties in the recruitment of patients and throughout our clinical trial activities. The infection rate and the measures taken to slow down its spread have caused some patients to delay their visits or to be screened twice as they had exceeded the screening window. The recent worsening of the pandemic situation has also caused significant additional administrative delays for clinical sites and regulatory agencies due to staffing shortages, at a time when the number of clinical trials remains high. This has particularly affected areas which were already significantly delayed, such as Latin America. Even though we do not expect that these recent difficulties will affect our estimates for the availability of ELATIVE topline data, we are currently working with our CRO to assess the magnitude of the impact on patient recruitment timelines.
Financial Assistance
In 2021, we also secured three new bank loans for a total nominal amount of roughly €15.3 million, granted in the context of the COVID-19 pandemic, including (in rounded figures):
•An €11.0 million loan in June 2021 by a pool of four French commercial banks,
•A €2.0 million loan in July 2021 by BPI France,
Both of which are 90% guaranteed by the French government (State-Guaranteed Loans or Prêts Garantis par l’Etat "PGE") and carry an initial term of one year with repayment options up to six years, as well as
•A €2.3 million subsidized loan in November 2021 by BPI France, with an initial term of 6 years.
See note 12.2.2 "Bank Loans"
Signature of a Licensing and Partnership Agreement with Ipsen
In December 2021, GENFIT and Ipsen have entered into an exclusive licensing agreement for elafibranor, a Phase III asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
The agreement gives Ipsen exclusive worldwide license (with the exception of China, Hong Kong, Taiwan, and Macau where Terns Pharmaceuticals holds the exclusive license to develop and commercialize elafibranor) to develop and commercialize elafibranor, GENFIT's first-in-class drug candidate, a PPAR alpha and PPAR delta agonist, for people living with PBC, a rare chronic inflammatory liver disease.
The Collaboration and License Agreement qualifies as a contract under IFRS 15, and meets the criteria under IFRS 15.9.
Under this agreement:
•GENFIT remains responsible for the Phase III ELATIVE trial until the completion of the double-blind period. Ipsen will assume responsibility for all additional clinical development, including completion of the long-term extension period of the ELATIVE trial, and commercialization.
•GENFIT received from Ipsen an upfront cash payment of €120 million in December 2021 (with an additional €24 million in collected VAT), of which €80 million was recognized as revenue in 2021. The remainder of this upfront payment (€40 million) has been recognized in 2021 as deferred revenue and will be recognized as revenue throughout the execution of the double-blind period of the ELATIVE study, in accordance with IFRS 15.
•GENFIT is also eligible for milestone payments up to €360 million. These milestone payments constitute future variable income, dependent on the completion of key steps related to the development and sales of the licensed products. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the completion of these milestones.
•GENFIT is also eligible for tiered double-digit royalties of up to 20%, applied to the annual sales of licensed products realized by Ipsen. As such, in accordance with IFRS 15, this income will be recognized as revenue depending on the realization of these sales.
Beyond the collaboration between GENFIT and Ipsen in PBC, this agreement also constitutes a strategic partnership, allowing Ipsen to access the research skills of GENFIT and other clinical programs, including some rights to first negotiation (while not being constitutive of a service obligation under IFRS 15).
Regarding the application of IFRS15, see Note 19 "Operating Income".
At the same time, Ipsen also became a shareholder of GENFIT through the purchase of 3,985,239 newly issued shares representing 8% of GENFIT S.A after issuance, via a €28 million investment. The new shares were issued pursuant to the twentieth resolution of GENFIT’s 30 June 2021 shareholders’ meeting and are subject, to a lock-up period ending, in the event of positive ELATIVE results, on the earlier of the date on which the EMA makes a formal recommendation to the European Commission for the marketing authorisation of elafibranor in PBC or the date on which the U.S. FDA grants approval of elafibranor in PBC. In addition, the Board of Directors of GENFIT will propose at the next shareholders’ meeting that Ipsen becomes a board member.
Signature of a Licensing Agreement with Genoscience Pharma
On December 16, 2021, GENFIT completed the acquisition of exclusive rights from Genoscience Pharma to develop and commercialize the investigational treatment GNS561 in cholangiocarcinoma (CCA) in the United States, Canada and Europe, including the United Kingdom and Switzerland.
GNS561 is a novel clinical-stage autophagy/PPT1 inhibitor developed by Genoscience Pharma and cholangiocarcinoma is an orphan disease. It has completed preclinical studies and a Phase 1b trial confirming the rationale for targeting cholangiocarcinoma, a rare biliary tract malignancy with high mortality and with limited treatment options.
Under the agreement, Genoscience Pharma is eligible for clinical and regulatory milestone payments for up to €50 million and tiered royalties.
The first payable milestones are contingent on positive Phase 2 clinical trial results in CCA, and may total up to €20 million, if applicable.
As such, under IAS 37, these payments constitute contingent liabilities not recognized in our consolidated financial statements for the period ending December 31, 2021.
The following payable milestones are contingent on positive Phase 3 results. These payments, when due, will be subject to a review to determine if they are eligible for activation pursuant to IAS 38. If so, they will be recorded as capital upon disbursement. Otherwise, they also constitute contingent liabilities which will be recognized when due.
In addition, we also have a right of first negotiation with respect to any license or assignment, or option for a license or an assignment, with any third party to develop or commercialize other Genoscience assets in the field of CCA, to the extent Genoscience is looking to partner the asset with a third party or receives a spontaneous offer for collaboration.
For the period commencing on the date of the agreement until the first regulatory approval of GNS561 for commercialization, Genoscience Pharma has the right to repurchase the license to GNS561 in CCA at a pre-determined price in the event that Genoscience Pharma receives an offer from a third party to acquire or obtain a license to GNS561 in all indications, provided that Genfit shall first have the opportunity to negotiate the acquisition or license to GNS561 in all indications or match the offer from the third party.
GENFIT also purchased a 10% equity stake in Genoscience Pharma through the subscription of new ordinary shares for an amount of €3.1 million fully paid up in December 2021.
See note 10 "Other Financial Assets"
MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIODTermination of RESOLVE IT and the development program of elafibranor in NASH
Following the decision by the Company in July 2020 to terminate its Phase 3 RESOLVE-IT trial (see 2020 Form 20-F), the impacts of the RESOLVE-IT termination process, and more broadly the discontinuation of the elafibranor development program in NASH continued to have a significant impact in 2021.
Impact on subcontracting costs
The termination of the development program of elafibranor in NASH and the closing of the RESOLVE-IT study in particular involve external costs notably due to regulatory activities, expenses related to final patient visits, site closures, clinical data recording, finalizing the Clinical Study Report, updating the Trial Master File, and invoking a supply contract termination clause, etc.
Overall, the amount of contracting costs recognized in 2020 for the RESOLVE-IT trial was €25.4 million, including €9.7 million after the termination of the trial. In 2021, those costs amounted to €3.3 million. The Company estimates that further costs to be recognized in 2022 will not exceed €500.
As a reminder, the analysis completed in 2020 under IAS 37 led the Company to consider that :
•The costs incurred in relation with the termination of the RESOLVE-IT trial benefit the ELATIVE trial evaluating elafibranor in PBC (notably the preparation of a drug safety file for elafibranor) with the exception of some administrative fees and fees for the destruction of drug tablets;
•If the RESOLVE-IT study had not been initiated, Genfit would have needed to complete similar work (preparation of a drug safety file for elafibranor) to the work to be completed in 2021 as part of the closing of the RESOLVE-IT study and bear the related costs for the needs of elafibranor in the PBC project (ELATIVE).
•Therefore, these costs benefiting the ELATIVE trial were not provisioned insofar as Genfit intends to complete this trial (which may not be designated as onerous contract under IAS 37).
In keeping with this analysis, the fees that cannot be tied to the ELATIVE trial (administrative fees and fees for the destruction of drug tablets) were accrued in 2020 for €378. Considering the €366 provision reversal recognized in 2021 (of which €265 was used), this provision has been reduced to €12 at December 31, 2021.
Impact on scientific equipment leased and owned
The Group has analyzed the impact of the closing of RESOLVE-IT and its decision to reorganize its activities on its scientific equipment. An inventory of the equipment that could be sold, kept as a spare, or disposed of, was completed in the second half of 2020.
Leased equipment
The impairment loss for this equipment of €503 recognized in 2020 in order to account for the estimated loss in comparison to the net book value of the rights of use of the asset has been reduced to €62 at December 31, 2021 following the purchase and effective sale of some of this equipment in 2021.
Owned equipment
The impairment loss for this equipment of €363 recognized in 2020 in order to account for the estimated loss in comparison to the net book value, has been reduced to €25 at December 31, 2021, following the effective sale of some of this equipment in 2021.
See Note.8 “Property, Plant and Equipment”.
Premises
At December 31, 2020, the Company recognized an impairment loss of the right of use of its rented premises in Lille and Paris (France) for €1,275 had been recognized (including fittings and fixtures), as part of the premises were no longer in use.
As the Company signed an agreement for a negotiated early termination of its lease agreement for its Paris premises, allowing for a relocation of the Paris office during the second half of 2021. The corresponding impairment has been reduced to €596 at December 31, 2021.
See Note 8 “Property, Plant and Equipment”.
Reorganization and reduction in force
Following the reorganization and reduction in force plan (plan de sauvegarde de l’emploi or “PSE”) implemented by the company during the second half of 2020, the consolidated headcount was reduced to 130 employees at December 31, 2020, compared to 203 at June 30, 2020.
Accrued liabilities for notice periods, voluntary and involuntary separation severances related to the PSE, recognized for a total amount of €1,326 in 2020 were disbursed in 2021.
Apart from the aforementioned severances, a provision for support measures such as return-to-work bonuses, trainings, business start-up assistance granted within the scope of the PSE, which was recognized for €523 in 2020, was reduced to €171 at December 31, 2021, following a reversal of €352 (of which €189 was used).